Income Taxes	12 Months Ended
Dec. 31, 2017
Net Deferred Tax Assets And Liabilities [Abstract]
Income Taxes

NOTE 12. INCOME TAXES

The provision for income taxes differs from that which would be expected by applying statutory Canadian income tax rates.

A reconciliation of the difference for the years ended December 31, is as follows:

	2017	2016
Loss before income taxes	$(232,057)	$(308,586)
Federal and provincial statutory rates	27%	27%
Tax at statutory rates	$(62,655)	$(83,318)
Adjusted for the effect of:
Non-deductible expenses	2,672	3,473
Non-taxable capital gains	(175)	(4,461)
Income taxed at lower rates	(42,334)	(43,232)
Impact of foreign tax rates	(2,814)	(23,658)
Withholding taxes	1,165	1,638
Taxes related to prior years	(618)	(1,227)
Other	4,738	(2,246)
Income tax recovery	$(100,021)	$(153,031)

On December 22, 2017, the United States government enacted new tax legislation which affects the taxation of Precision’s U.S. subsidiaries. In additional to changing certain U.S. federal income tax laws, this new tax legislation reduced the U.S. federal income tax rate from 35% to 21% effective January 1, 2018. Precision will also be affected by the provisions within this legislation that will limit the deductibility of interest by its U.S. subsidiaries under its current financing arrangements and repeal the alternative minimum tax. Precision has recorded; a $15.8 million deferred income tax expense on the revaluation of its U.S. subsidiaries net deferred income tax assets which incorporates the reduction in the U.S. federal income tax rate and the expected impact of other applicable provisions within the new U.S tax legislation. The Corporation has also recognized a $2.3 million long-term receivable for the recovery of its U.S. subsidiaries alternative minimum tax carryforward balance.

The net deferred tax liability is comprised of the tax effect of the following temporary differences:

	2017	2016
Deferred income tax liability:
Property, plant and equipment and intangibles	$454,613	$629,967
Debt issue costs	3,352	4,215
Other	6,709	6,159
	464,674	640,341
Offsetting of assets and liabilities	(345,763)	(465,723)
	118,911	174,618

Deferred income tax assets:
Losses (expire from time to time up to 2036)	368,133	418,253
Partnership deferrals	335	16,447
Long-term incentive plan	7,935	18,270
Other	11,182	12,753
	387,585	465,723
Offsetting of assets and liabilities	(345,763)	(465,723)
	41,822	—

Net deferred income tax liability	$77,089	$174,618

Included in the deferred income tax assets is $38.8 million (2016 – $14.0 million liability) of tax-effected temporary differences related to the Corporation’s U.S. operations.

The Corporation has certain loss carryforwards in the U.S. and international locations for which it is unlikely that sufficient future taxable income will be available. Accordingly, the Corporation has not recognized a deferred income tax asset on these losses totaling $31.5 million.

The movement in temporary differences is as follows:

	Property, Plant and Equipment and Intangibles	Partnership Deferrals	Other Deferred Income Tax Liabilities	Losses	Debt Issue Costs	Long-Term Incentive Plan	Other Deferred Income Tax Assets	Net Deferred Income Tax Liability
Balance, December 31, 2015	637,106	12,604	4,668	(335,966)	5,802	(12,477)	(8,271)	303,466
Recognized in net loss	5,960	(29,051)	1,483	(88,119)	(1,587)	(5,979)	(4,543)	(121,836)
Recognized in other comprehensive loss	—	—	—	(2,933)	—	—	—	(2,933)
Effect of foreign currency exchange differences	(13,099)	—	8	8,765	—	186	61	(4,079)
Balance, December 31, 2016	$629,967	$(16,447)	$6,159	$(418,253)	$4,215	$(18,270)	$(12,753)	$174,618
Recognized in net loss	(149,489)	16,112	545	24,124	(863)	9,651	1,230	(98,690)
Effect of foreign currency exchange differences	(25,865)	—	5	25,996	—	684	341	1,161
Balance, December 31, 2017	$454,613	$(335)	$6,709	$(368,133)	$3,352	$(7,935)	(11,182)	$77,089

On December 31, 2017, Precision had $2.0 million (2016 – $1.9 million) of unrecognized tax benefits that, if recognized, would have a favourable impact on Precision’s effective income tax rate in future periods. Precision classifies interest accrued on unrecognized tax benefits and income tax penalties as income tax expense. Included in the unrecognized tax benefit, as at December 31, 2017 was interest and penalties of $0.5 million (2016 – $0.4 million).

Reconciliation of Uncertain Tax Positions

	2017	2016
Unrecognized tax benefits, beginning of year	$1,923	$19,618
Additions:
Prior year’s tax positions	57	56
Reductions:
Prior year’s tax positions	—	(17,751)
Unrecognized tax benefits, end of year	$1,980	$1,923

It is anticipated that approximately $nil (2016 – $nil) of unrecognized tax positions that relate to prior year activities will be realized during the next 12 months. Subject to the results of audit examinations by taxing authorities and/or legislative changes by taxing jurisdictions, Precision does not anticipate further adjustments of unrecognized tax positions during the next 12 months that would have a material impact on the financial statements.